Basis of Presentation and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies

Note 1: Basis of Presentation and Significant Accounting Policies

Description of Business and Operations — Bentley Systems, Incorporated (“Bentley” or the “Company”) is a Delaware corporation that was founded in 1984 and is headquartered in Exton, Pennsylvania. The Company, together with its subsidiaries, is a leading global provider of infrastructure engineering software solutions for professionals and organizations involved in the project delivery and operational performance of infrastructure assets. The Company is dedicated to advancing infrastructure through its comprehensive software solutions that span engineering disciplines, assets, and lifecycle processes. The Company’s integrated software platform encompasses both the design and construction of infrastructure, which the Company refers to as project delivery, and the operation of infrastructure assets, which the Company refers to as asset performance. The Company’s software solutions are designed to enable information mobility for a more complete flow of information among applications, across distributed project teams, from offices to the field, and throughout the infrastructure lifecycle. The Company believes its solutions extend the reach and scope of digital engineering models from the project delivery phase into the asset performance phase of the infrastructure lifecycle, which enables engineers to make infrastructure assets more intelligent and sustainable. Users of the Company’s solutions include engineers and construction professionals who collaborate on project delivery, and owner‑operators who maintain, adapt, and optimize the performance of infrastructure assets.

Initial Public Offering — On September 25, 2020, the Company completed its IPO. Certain existing stockholders of the Company sold 12,360,991 shares of Class B Common Stock at a public offering price of $22.00 per share,  including 1,610,991 shares sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares. The Company did not sell any shares in the IPO and did not receive any of the proceeds from the sale of the Class B Common Stock sold by the selling stockholders (see Notes 13 and 15). For the nine months ended September 30, 2020, the Company recorded $26,130 in Expenses associated with initial public offering in the consolidated statements of operations. Expenses associated with initial public offering include certain non‑recurring costs relating to the Company’s IPO, consisting of the payment of underwriting discounts and commissions applicable to the sale of shares by the selling stockholders, professional fees, and other expenses.

Special Dividend — On August 28, 2020, the Company’s board of directors declared a special dividend of $1.50 per share of the Company’s common stock( $392,489 in the aggregate) (the “Special Dividend”), payable to all stockholders of record as of August 31, 2020, including dividends which accrue on certain unvested restricted stock and restricted stock units (“RSUs”). The Company used its bank credit facility to pay the Special Dividend (see Note 10). In connection with the Special Dividend declaration, an in kind adjustment was made to phantom shares issuable pursuant to the amended and restated Bentley Systems, Incorporated Nonqualified Deferred Compensation Plan (the “DCP”) (see Note 12) and the exercise price of all outstanding stock options at that time were reduced by $1.50, but not lower than $0.01 (see Note 15).

Risks and Uncertainties — COVID‑19 Pandemic — In March 2020, the World Health Organization declared a global pandemic related to the rapidly growing outbreak of the disease COVID‑19, caused by a novel strain of coronavirus, SARS‑CoV‑2. The COVID‑19 outbreak and certain preventative or protective actions that governments, businesses, and individuals have taken in respect of COVID‑19 have resulted in global business disruptions.

In response to the COVID‑19 pandemic, the Company implemented a number of initiatives to ensure the safety of its colleagues and enable them to move to a work from home environment seamlessly and continue working effectively. The Company’s business model is such that there was minimal disruption to the Company’s ability to deliver its solutions to accounts, and the Company believes it did not have any loss of productivity during this transition.

The Company has also taken measures to reduce selected operating expenses, including various costs associated with travel and facilities. Much of those resulting savings have been or will be re-invested in a portfolio of businesses outside of the Company’s core software business.

Basis of Presentation and Consolidation — The unaudited consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) Dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments, consisting only of those of a normal recurring nature, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows at the dates and for the periods indicated. The consolidated balance sheet as of December 31, 2019 included herein is derived from the Company’s audited consolidated financial statements included in this registration statement. The results of operations for the nine months ended September 30, 2020 are not necessarily indicative of the results expected for the remainder of the fiscal year.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The Company is party to a joint venture and an investment, both of which are accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company’s principal subsidiaries are Bentley Systems International Limited (Ireland), Bentley Software International, Limited (Bermuda), Bentley Canada Inc. (Canada), Bentley Systems Europe BV (the Netherlands), Bentley Systems Pty Ltd. (Australia), Bentley Systems Co., Ltd. (Japan), Bentley Systems Germany GmbH (Germany), Bentley Systems Ltd. (UK), and Bentley Systems India Private Limited (India).

Use of Estimates — The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s significant estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of common stock and stock‑based compensation, operating lease assets and liabilities, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Derivatives Not Designated As Hedging Instruments — On March 31, 2020, the Company entered into an interest rate swap with a notional amount of $200,000 and a ten‑year term to reduce the interest rate risk associated with the Company’s Credit Facility (see Note 10). The interest rate swap is not designated as a hedging instrument for accounting purposes. The Company accounts for the swap as either an asset or a liability on the consolidated balance sheet and carries the derivative at fair value. Gains and losses from the change in fair value are recognized in Other income (expense), net and payments related to the swap are recognized in Interest expense, net in the consolidated statements of operations. The bank counterparty to the derivative potentially exposes the Company to credit-related losses in the event of nonperformance. To mitigate that risk, the Company only contracts with counterparties who meet the Company’s minimum requirements under its counterparty risk assessment process. The Company monitors counterparty risk on at least a quarterly basis and adjusts its exposure as necessary. The Company does not enter into derivative instrument transactions for trading or speculative purposes.

Leases — The Company determines if an arrangement is a lease at inception. Operating leases are included in Operating lease right‑of‑use assets, Operating lease liabilities, and Long‑term operating lease liabilities in the Company’s consolidated balance sheet. Operating lease right‑of‑use assets represent the Company’s right to use an underlying asset for the lease term and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right‑of‑use assets and operating lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The Company uses its incremental borrowing rate, if the Company’s leases do not provide an implicit rate, based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is determined based on the Company’s estimated credit rating, the term of the lease, economic environment where the asset resides, and full collateralization. The operating lease right‑of‑use assets also include any lease payments made and are reduced by any lease incentives. Options to extend or terminate the lease are considered in determining the lease term when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight‑line basis over the lease term. The Company’s operating leases are primarily for office space, cars, and office equipment. The Company’s finance lease is included in Property and equipment, net,  Accruals and other current liabilities, and Other liabilities in the Company’s consolidated balance sheet.

Significant Accounting Policies — There have been no changes other than what is discussed herein to the Company’s significant accounting policies as compared to the significant accounting policies described in Note 1 to the Company’s consolidated financial statements as of and for the year ended December 31, 2019 included in this registration statement. These unaudited consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as of and for the year ended December 31, 2019 included in this registration statement.

Note 1: Basis of Presentation and Significant Accounting Policies

Description of Business and Operations—Bentley Systems, Incorporated (“Bentley” or the “Company”) is a Delaware corporation that was founded in 1984 and is headquartered in Exton, Pennsylvania. The Company, together with its subsidiaries, is a leading global provider of infrastructure engineering software solutions for professionals and organizations involved in the project delivery and operational performance of infrastructure assets. The Company is dedicated to advancing infrastructure through its comprehensive software solutions that span engineering disciplines, assets, and lifecycle processes. The Company’s integrated software platform encompasses both the design and construction of infrastructure, which the Company refers to as project delivery, and the operation of infrastructure assets, which the Company refers to as asset performance. The Company’s software solutions are designed to enable information mobility for a more complete flow of information among applications, across distributed project teams, from offices to the field, and throughout the infrastructure lifecycle. The Company believes its solutions extend the reach and scope of digital engineering models from the project delivery phase into the asset performance phase of the infrastructure lifecycle, which enables engineers to make infrastructure assets more intelligent and sustainable. Users of the Company’s solutions include engineers and construction professionals who collaborate on project delivery, and owner‑operators who maintain, adapt, and optimize the performance of infrastructure assets.

Basis of Presentation and Consolidation—The consolidated financial statements and accompanying notes have been prepared in United States (“U.S.”) dollars and in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly‑owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company’s principal subsidiaries are Bentley Systems International Limited (Ireland), Bentley Software International, Limited (Bermuda), Bentley Canada Inc. (Canada), Bentley Systems Europe BV (the Netherlands), Bentley Systems Pty Ltd. (Australia), Bentley Systems Co., Ltd. (Japan), Bentley Systems Germany GmbH (Germany), Bentley Systems Ltd. (UK), and Bentley Systems India Private Limited (India).

Stock Dividend—On May 1, 2018, the Company paid a previously declared stock dividend (the “Dividend”) to all holders of the Company’s common stock as of April 30, 2018. Under the terms of the Dividend, each stockholder received one share of the Company’s Class B Common Stock for each share of either Class A or Class B Common Stock then owned, including shares held in the Company’s 401(k)/Profit Sharing plan. Because the Dividend had the economic effect of a 2‑for‑1 stock split (with twice as many shares issued, each worth half the original value of a share), all prior period share and per share amounts presented in the consolidated financial statements and notes have been adjusted on a retroactive basis to give effect to the Dividend.

In addition, under the terms of the Company’s equity incentive plans and instruments, all outstanding awards and instruments were automatically adjusted as required by their terms to reflect the Dividend, including, as it relates to stock options, by doubling the number of outstanding options and reducing by one‑half the exercise prices of all outstanding options.

Use of Estimates—The preparation of consolidated financial statements and related disclosures in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company’s critical estimates and assumptions include revenue recognition, adequacy of allowance for accounts receivable, determination of the fair value of acquired assets and liabilities, the fair value of derivative financial instruments, the fair value of stock‑based compensation, useful lives for depreciation and amortization, impairment of goodwill and intangible assets, and accounting for income taxes. Actual results could differ materially from these estimates.

Reclassifications—Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations.

Cash and Cash Equivalents—The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents. At December 31, 2018 and 2019, all of the Company’s cash and cash equivalents consisted of money market funds and cash held in checking accounts maintained at various financial institutions. Cash equivalents are recorded at cost, which approximates fair value.

Revenues—On January 1, 2019, the Company adopted Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers, and related amendments (“Topic 606”) as discussed further in Recently Adopted Accounting Guidance below. Results for reporting periods beginning on or after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the guidance provided by Accounting Standards Codification (“ASC”) 985‑605, Software‑Revenue Recognition, and revenues for non‑software deliverables in accordance with Topic 605‑25, Revenue Recognition, Multiple‑Element Arrangements. The Company refers to ASC 985‑605 and Topic 605‑25 collectively as Topic 605.

The accounting policies for the Company’s revenue recognition are explained in Note 3, Revenue from Contracts with Customers.

Cost of Revenues—Cost of subscriptions and licenses includes salaries and other related costs, including the depreciation of property and equipment and the amortization of capitalized software costs associated with servicing software subscriptions, the amortization of intangible assets associated with acquired software and technology, channel partner compensation for providing sales coverage to subscribers, as well as cloud‑related costs incurred for servicing our customers using cloud deployed hosted solutions and those using our SELECT program. Cost of services includes salaries for internal and third‑party personnel and related overhead costs, including depreciation of property and equipment, for providing training, implementation, configuration, and customization services to customers, amortization of capitalized software costs, and related out‑of‑pocket expenses incurred.

Property and Equipment—Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated using the straight‑line method over the estimated useful lives of the assets, which range from three to twenty‑five years. Leasehold improvements are depreciated over the shorter of the estimated useful life of the leasehold improvements or the lease term. Land is not depreciated. Depreciation for equipment commences once it is placed in service and depreciation for buildings and leasehold improvements commences once they are ready for their intended use. Estimated useful lives of property and equipment are as follows:

Useful life
Building and improvements	25 years
Computer equipment and software	3 years
Furniture, fixtures, and equipment	5 years
Aircraft	6 years
Automobiles	3 years

Cost of maintenance and repairs is charged to expense as incurred. Upon retirement or other disposition, the cost of the asset and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the consolidated statements of operations.

Goodwill and Other Intangibles—Intangible assets arise from acquisitions and principally consist of goodwill, trademarks, customer relationships, in‑process research and development, and acquired software and technology. Intangibles, other than goodwill and in‑process research and development, are amortized on a straight‑line basis over their estimated useful lives, which range from three to ten years (see Note 6).

Goodwill consists of the excess of cost over the fair value of net assets acquired in business combinations. Goodwill is not amortized, but instead is tested annually for impairment, or more frequently if events occur or circumstances change that would more likely than not reduce its fair value below its carrying amount. The Company operates as a single reporting unit.

The initial step in evaluating goodwill for impairment requires the Company to determine the reporting unit’s fair value and compare it to the carrying value, including goodwill, of such reporting unit. As part of the assessment, the Company may first qualitatively assess whether it is more likely than not (a likelihood of more than 50 percent) that a goodwill impairment exists. In evaluating whether it is more likely than not that a goodwill impairment exists, the Company considers the factors identified in ASC 350, Intangibles—Goodwill and Other. The Company also considers whether there are significant differences between the carrying amount and the estimated fair value of its assets and liabilities, and the existence of significant unrecognized intangible assets. Based upon the Company’s most recent annual impairment assessment completed as of October 1, 2019, it is not more likely than not that a goodwill impairment exists. There was no impairment of goodwill as a result of the Company’s annual impairment assessments conducted during the years ended December 31, 2018 or 2019.

Long‑Lived Assets—The Company evaluates the recoverability of long‑lived assets, such as property and equipment and amortizable intangible assets, in accordance with authoritative guidance on accounting for the impairment or disposal of long‑lived assets, which includes evaluating long‑lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. If circumstances require a long‑lived asset to be tested for possible impairment, the Company first compares the undiscounted cash flows expected to be generated by that asset to its carrying value. If the carrying value of the long‑lived asset is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. No impairment of long‑lived assets occurred during the years ended December 31, 2018 or 2019.

Research and Development—Research and development expenses, which are generally expensed as incurred, primarily consist of personnel and related costs of our research and development staff, including salaries, benefits, bonuses, stock‑based compensation, and costs of certain third‑party contractors, as well as allocated overhead costs. The Company expenses software development costs, including costs to develop software products or the software component of products to be sold, leased, or marketed to external accounts, before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

The Company capitalizes certain development costs related to certain projects under its Accelerated Commercial Development Program (the Company’s structured approach to an in‑house business incubator function) once technological feasibility is established. Technological feasibility is established when a detailed program design has been completed and documented, the Company has established that the necessary skills, hardware, and software technology are available to produce the product, and there are no unresolved high‑risk development issues. Once the software is ready for its intended use, amortization is recorded over the software’s estimated useful life (generally three years). During the years ended December 31, 2018 and 2019, total costs capitalized under the Accelerated Commercial Development Program were $5,735 and $6,060, respectively. Additionally, during the years ended December 31, 2018 and 2019, total Accelerated Commercial Development Program related amortization recorded in Costs of subscriptions and licenses was $2,052 and $3,516, respectively.

Certain costs related to the creation of foreign language translations are capitalized and amortized over the economic life of the software.

Advertising Expense—The Company expenses advertising costs as incurred. Advertising expense of $2,378 and $1,579 is included in Selling and marketing expense in the accompanying consolidated statements of operations for the years ended December 31, 2018 and 2019, respectively.

Income Taxes—The Company recognizes deferred income tax assets and liabilities for the expected future tax consequences of net operating loss carryforwards, credit carryforwards, and temporary differences between financial statement carrying amounts of assets and liabilities and their respective tax bases, using enacted tax rates in effect for the year in which the items are expected to reverse.

The Company accounts for uncertain tax positions based on an evaluation as to whether it is more likely than not that a tax position will be sustained on audit, including resolution of any related appeals or litigation processes. This evaluation is based on all available evidence and assumes that the appropriate tax authorities have full knowledge of all relevant information concerning the tax position. The tax benefit recognized is based on the largest amount that is greater than 50% likely of being realized upon ultimate settlement. Interest expense and penalties are included in Provision for income taxes in the consolidated statements of operations.

U.S. Tax Reform—On December 22, 2017, the Tax Cuts and Jobs Act (the “Act” or “U.S. tax reform”) was enacted. U.S. tax reform, among other things, reduces the U.S. federal income tax rate to 21% from 35% in 2018, institutes a dividends received deduction for foreign earnings with a related tax for the deemed repatriation of unremitted foreign earnings, and creates a new U.S. minimum tax on earnings of foreign subsidiaries. The Company has completed its accounting for the effects of the Act in 2018 and has included those effects in Provision for income taxes in the consolidated statements of operations.

Segment—Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The Company defines its CODM to be its chief executive officer. The chief executive officer reviews the financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating the Company’s financial performance. Accordingly, the Company has determined it operates and manages its business in a single reportable operating segment, the development and marketing of computer software and related services. The Company markets its products and services through the Company’s offices in the United States and its wholly‑owned branches and subsidiaries internationally.

Foreign Currency Translation—Gains and losses resulting from foreign currency transactions denominated in currencies other than the functional currency are included in Other income (expense), net (see Note 20). The assets and liabilities of foreign subsidiaries are translated from their respective functional currencies into U.S. Dollars at the rates in effect at the balance sheet date, and revenue and expense amounts are translated at average rates during the period. Foreign currency translation adjustments are recorded as a component of Other comprehensive income (loss), net of taxes in the consolidated statements of comprehensive income.

Concentration of Credit Risk—Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of its cash and cash equivalents and receivables. To reduce credit risk, the Company performs ongoing credit evaluations of its customers and limits the amount of credit extended when deemed necessary. Generally, the Company requires no collateral from its customers. The Company maintains an allowance for potential credit losses, but historically has not experienced any significant losses related to individual customers or groups of customers in any particular industry or geographic area. No single customer accounted for more than 2.5% of the Company’s revenue in the years ended December 31, 2018 or 2019.

The Company’s cash and cash equivalents are deposited with financial institutions and invested in money market funds that the Company believes are of high credit quality.

Investment in Joint Venture—The Company is party to a joint venture which is accounted for using the equity method. The Company applies the equity method to investments in which its ownership interest is 50 percent or less and in which it exercises significant influence over operating and financial policies of the investee. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings and losses of these investments. The joint venture is not material to the Company’s financial results (see Note 7).

Accounts Receivable and Allowance for Doubtful Accounts— Accounts receivable represent receivables from customers for products and services invoiced by the Company for which payment is outstanding. Receivables are recorded at the invoiced amount and do not bear interest.

The Company establishes an allowance for doubtful accounts for estimated losses expected during the accounts receivable collection process. The allowance for doubtful accounts reduces the accounts receivable balance to the net realizable value of the outstanding accounts and installment receivables. The development of the allowance for doubtful accounts is based on a review of past due amounts, historical write‑off and recovery experience, as well as aging trends affecting specific accounts and general operational factors affecting all accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

The Company considers current economic trends when evaluating the adequacy of the allowance for doubtful accounts. If circumstances relating to specific customers change or unanticipated changes occur in the general business environment, the Company’s estimate of the recoverability of receivables could be further adjusted.

Activity related to the Company’s allowance for doubtful accounts was as follows:

	Year Ended
	December 31,
	2018	2019
Balance, beginning of year	$5,669	$7,611
Allowances (recoveries) recorded	1,620	(452)
Foreign currency translation adjustments	322	115
Balance, end of year	$7,611	$7,274

Stock‑Based Compensation—The Company records all stock‑based compensation as an expense in the consolidated statements of operations measured at the grant date fair value of the award. The fair value of stock option awards is determined using the Black‑Scholes option pricing model. For all other equity‑based arrangements, the share‑based compensation expense is based on the share price at the grant date (see Note 14).

Guarantees—The Company’s software license agreements typically provide for indemnification of customers for intellectual property infringement claims. The Company also warrants to customers, when requested, that its software products operate substantially in accordance with standard specifications for a limited period of time. The Company has not incurred significant obligations under customer indemnification or warranty provisions historically and does not expect to incur significant obligations in the future. Accordingly, the Company does not maintain accruals for potential customer indemnification or warranty‑related obligations.

Derivative Arrangements—The Company records derivative instruments as an asset or liability measured at fair value and depending on the nature of the hedge, the corresponding changes in the fair value of these instruments are recorded in the consolidated statements of operations or comprehensive income. If the derivative is determined to be a hedge, changes in the fair value of the derivative are offset against the change in the fair value of the hedged assets or liabilities through the consolidated statements of operations or recognized in Other comprehensive income (loss), net of taxes until the hedged item is recognized in the consolidated statements of operations. The ineffective portion of a derivative’s change in fair value is recognized in earnings. Also, changes in the entire fair value of a derivative that is not designated as a hedge are recognized in earnings (see Note 16).

Fair Value Measurements—The Company categorizes its assets and liabilities measured at fair value into a three‑level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels (see Note 16).